BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 85.8%				$1,527,876,096
(COST $1,673,887,094)

Asset-Backed Securities - 9.2%				162,814,550
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	4,036,683	4,116,726
AASET Trust, Series 2024-1A A1 (h)	6.261	05/16/49	7,917,644	8,205,419
American Airlines, Series 2015-1 A	3.375	11/01/28	949,088	931,078
American Airlines, Series 2017-1 A	4.000	08/15/30	185,653	178,803
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	1,505,896	1,506,378
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	495,166	494,443
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	3,777,269	3,730,901
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	539,610	533,354
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	1,527,581	1,470,587
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	25,960,663	23,948,711
CVS Pass-Through Trust	6.943	01/10/30	1,518,167	1,564,849
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)(k)	6.213	02/15/40	595,023	571,234
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	3,841,087	3,466,581
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	19,177,362	7,814,775
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,628,306
HOA Funding LLC, Series 2021-1A A2 (e)(f)(h)(i)	4.723	08/20/51	12,601,918	6,048,921
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,258,530
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	1,226,455	1,192,679
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,009,399	4,109,877
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	538,372	533,155
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	1,102,810	1,089,025
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	8,447,216	8,130,445
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	756,906	749,413
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	23,076,691	20,798,560
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	551,781	546,263
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	12,373,249	8,166,839
METAL LLC, Series 2017-1 B (h)(i)	6.500	10/15/42	26,657,035	8,796,822
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,352,579
Pk Alift Loan Funding 6 LP, Series 2025-1 A (h)	5.365	11/15/42	4,047,428	4,070,789
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	3,681,621	3,563,699
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	2,688,729
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,488,348
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	3,802,535	3,678,137
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	1,900,456	1,880,341
TGIF Funding LLC, Series 2017-1A A2 (h)(i)	6.202	04/30/47	10,990,469	9,353,997
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	3,091,193	2,643,032
United Air Lines, Series 2020-1 A	5.875	04/15/29	1,843,885	1,887,280
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	1,631,775	1,624,945

Commercial Mortgage-Backed Securities - 10.7%				191,078,916
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,886,035
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	5.628	06/15/31	5,608,848	5,367,780
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.553	11/10/48	7,000,000	5,019,772
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.900	02/10/49	5,000,000	4,150,970
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,726,539
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.885	04/10/47	5,000,000	4,725,050
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)	4.869	08/10/47	9,740,000	1,931,150
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,139,167
COMM Mortgage Trust, Series 2014-UBS5 C (d)(f)	4.880	09/10/47	6,500,000	5,979,935
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.432	02/10/48	540,000	478,175
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.519	07/10/50	2,500,000	2,143,750
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.554	12/15/49	3,000,000	2,733,009
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.958	04/15/50	1,780,000	1,616,258
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.192	06/15/57	5,000,000	4,800,100
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.192	06/15/57	3,579,000	3,243,719
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	3.955	08/15/48	3,905,000	3,646,466
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(f)	3.205	08/15/48	5,795,000	3,770,520
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,746,924
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	2,853,876
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.527	09/10/47	4,340,000	4,135,339
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,899,433
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	2,008,042	1,951,043
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,709,932
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.689	12/15/47	1,095,092	1,062,283
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)	4.592	07/15/47	4,962,814	2,729,597
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.071	07/15/45	2,221,567	2,132,749
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.172	08/15/46	2,539,308	2,343,629
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.654	02/15/47	5,060,000	4,864,077
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.660	09/15/47	4,966,000	3,327,319
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,520,210
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.427	10/15/48	1,083,064	1,066,829
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	432,197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.085	07/15/46	2,750,000	2,528,005
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.212	08/15/46	4,266,898	4,064,263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.859	10/15/46	469,429	447,146
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	3.947	03/15/48	8,000,000	7,112,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.113	04/15/48	5,000,000	3,175,050
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	332,111	328,889
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.653	12/15/48	6,500,000	6,078,017
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)(f)	4.246	12/15/49	5,000,000	3,891,666
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,921,335	6,094,304
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.776	11/15/48	5,000,000	4,903,154
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,528,404
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.842	09/15/58	800,000	797,258
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.393	09/15/48	5,000,000	4,675,050
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.248	11/15/59	3,000,000	2,618,804
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	5.285	12/15/34	1,625,000	1,510,336
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	871,947	810,910
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.455	12/15/45	7,000,000	6,076,000
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,395,045
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.284	08/15/46	3,684,847	3,463,830
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,477,295
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,842,560
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)(h)	3.497	08/15/47	5,000,000	3,962,600
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,231,464	2,164,498

Convertible Bonds - 0.0%^				100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 62.1%				1,104,532,128
3M Co. (TSFR3M - 0.08839%) (d)	4.235	12/21/40	3,863,000	3,848,078
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,964,963
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,489,489
AbbVie Inc.	4.500	05/14/35	500,000	484,583
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,846,012
AEP Texas Inc.	5.700	05/15/34	2,000,000	2,059,014
Affiliated Managers Group, Inc.	5.500	08/20/34	3,500,000	3,554,143
Albemarle Corp.	5.050	06/01/32	7,250,000	7,094,116
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,360,669
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	3,000,000	2,894,536
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	750,000	743,283
Alliant Energy Finance LLC (h)	1.400	03/15/26	1,411,000	1,385,305
American Assets Trust, L.P.	6.150	10/01/34	7,000,000	7,028,021
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,236,572
American Honda Finance Corp.	5.200	03/05/35	750,000	754,441
Americold Realty Operating Partnership, L.P.	5.409	09/12/34	7,532,000	7,396,097
Amgen Inc.	5.507	03/02/26	238,000	238,024
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	560,095
Aptiv Swiss Holdings Ltd.	4.650	09/13/29	7,000,000	7,026,721
Aptiv Swiss Holdings Ltd.	5.150	09/13/34	2,485,000	2,431,252
Arrow Electronics, Inc.	5.875	04/10/34	5,670,000	5,875,804
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)(m)	6.960	12/15/66	12,106,000	11,502,865
AT&T Inc.	7.700	05/01/32	1,000,000	1,148,287
AT&T Inc.	4.500	05/15/35	1,750,000	1,673,939
Avnet, Inc.	6.250	03/15/28	2,000,000	2,082,174
Avnet, Inc.	3.000	05/15/31	580,000	524,908
Avnet, Inc.	5.500	06/01/32	4,549,000	4,601,728
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (l)	4.875	10/01/30	8,000,000	7,875,752
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)(m)	4.980	09/13/25	2,200,000	1,727,469
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (l)	4.375	10/30/30	12,500,000	12,376,685
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.141	11/19/30	671,000	569,944
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (g)(l)(m)	6.709	02/25/26	6,977,000	6,968,431
Bank of Montreal	5.250	02/11/30	6,539,000	6,546,819
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (g)(l)(m)	3.700	03/20/26	1,000,000	983,637
Barclays Bank PLC	5.000	08/01/30	5,000,000	5,014,796
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	869,426
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(h)	8.653	10/15/29	1,773,034	1,732,151
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (l)	5.250	09/15/30	8,460,000	8,448,639
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (l)	9.250	09/01/34	5,000,000	5,491,680
Berry Global, Inc.	1.570	01/15/26	1,604,000	1,584,990
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,660,717
Boeing Co.	5.150	05/01/30	2,300,000	2,358,695
Boeing Co.	6.125	02/15/33	1,000,000	1,065,312
Boeing Co.	3.300	03/01/35	2,131,000	1,799,302
Booz Allen Hamilton Inc.	5.950	08/04/33	3,500,000	3,652,337
Booz Allen Hamilton Inc.	5.950	04/15/35	2,000,000	2,057,640
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,478,251
Boston Properties LP	3.650	02/01/26	1,221,000	1,215,295
Boston Properties LP	3.250	01/30/31	4,085,000	3,794,545
Boston Properties LP	5.750	01/15/35	2,755,000	2,790,846
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,811,456
Brown & Brown, Inc.	5.650	06/11/34	2,073,000	2,127,139
Brunswick Corp.	2.400	08/18/31	2,781,000	2,402,889
Brunswick Corp.	4.400	09/15/32	5,600,000	5,262,447
Byline Bancorp, Inc. (TSFR3M + 5.880%) (d)	10.172	07/01/30	12,000,000	12,000,008
Cabot Corp.	3.400	09/15/26	732,000	724,598
Capital Impact Partners	5.335	08/01/30	3,000,000	3,047,160
Capital Impact Partners	5.999	08/01/35	3,000,000	3,123,682
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,514,948
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	5,002,003
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	5,087,894
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,092,880
CDW LLC / CDW Finance Corp.	5.550	08/22/34	3,250,000	3,289,780
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (h)(l)	4.750	09/30/31	7,000,000	6,502,773
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,489,491
Choice Hotels Int'l., Inc.	3.700	01/15/31	1,102,000	1,031,668
Choice Hotels Int'l., Inc.	5.850	08/01/34	6,900,000	6,977,975
Cigna Group	5.250	02/15/34	750,000	764,980
Cincinnati Financial Corp.	6.125	11/01/34	2,500,000	2,670,725
Citibank, N.A.	5.570	04/30/34	750,000	785,306
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	4.256	12/02/62	1,000,000	980,012
Citigroup, Inc.	5.500	09/13/25	845,000	844,636
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.893	07/09/28	740,000	665,946
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.392	11/15/28	245,000	218,714
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	1.100	12/23/29	1,152,000	1,032,640
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.141	11/19/30	727,000	598,457
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.058	07/09/33	1,394,000	1,089,917
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.912	12/20/33	2,863,000	2,349,226
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	5.007	08/25/36	868,000	791,566
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.264	09/27/41	436,000	$432,416
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.281	12/04/46	1,375,000	1,361,400
Comcast Corp.	5.300	06/01/34	1,250,000	1,286,190
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (l)	5.332	08/25/33	8,000,000	7,884,286
Comerica Inc.	4.000	02/01/29	2,000,000	1,971,125
Conagra Brands, Inc.	5.750	08/01/35	5,000,000	5,022,960
Concentrix Corp.	6.850	08/02/33	7,056,000	7,421,954
Congressional Bancshares, Inc. (TSFR3M + 4.390%) (d)(h)	8.714	12/01/29	5,000,000	4,891,158
ConnectOne Bancorp, Inc. (TSFR3M + 5.605%) (d)	9.915	06/15/30	7,780,000	7,778,173
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	4,200,000
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,148,993
CVS Health Corp.	5.300	06/01/33	1,000,000	1,013,215
CVS Health Corp.	4.875	07/20/35	4,770,000	4,572,912
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,132,309
Darden Restaurants, Inc.	6.000	08/15/35	968,000	1,003,543
Dell International LLC / EMC Corp.	4.850	02/01/35	2,100,000	2,041,883
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,513,733
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,059,672
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	477,087
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,082,484
Dollar General Corp.	5.000	11/01/32	2,000,000	2,016,867
Dollar General Corp.	5.450	07/05/33	3,060,000	3,159,398
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,032,661
EIDP, Inc. (TSFR3M - 0.03839%) (d)	4.285	12/21/40	515,000	512,171
Enact Holdings, Inc.	6.250	05/28/29	3,250,000	3,389,343
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,263,702
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)(m)	7.369	06/01/67	7,278,000	7,240,622
EPR Properties	3.600	11/15/31	6,147,000	5,617,946
Essent Group Ltd.	6.250	07/01/29	5,000,000	5,243,396
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (h)(l)	8.375	09/01/34	4,000,000	4,116,767
EverBank Financial Corp. (7.500% to 09/01/30, then TSFR3M + 4.070%) (h)(l)	7.500	09/01/35	2,000,000	2,027,266
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)(m)	6.858	05/01/67	9,455,000	9,031,350
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	7,345,014
F&M Financial Corp. (TSFR3M + 4.840%, floor 4.840%) (d)(h)	9.150	09/17/29	9,000,000	8,998,283
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(h)	8.369	10/15/28	6,500,000	6,374,837
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(h)	8.971	11/01/29	7,000,000	6,939,332
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)(m)	7.686	09/28/25	1,498,000	1,498,706
First Financial Bancorp (TSFR3M + 5.090%) (d)	9.285	05/15/30	3,000,000	2,999,076
Fiserv, Inc.	5.600	03/02/33	1,000,000	1,038,037
Flex Ltd.	6.000	01/15/28	1,000,000	1,035,396
Flex Ltd.	4.875	06/15/29	2,497,000	2,523,242
Flowers Foods, Inc.	5.750	03/15/35	1,500,000	1,527,304
Flowserve Corp.	3.500	10/01/30	899,000	855,158
Flowserve Corp.	2.800	01/15/32	250,000	219,173
FMC Corp.	3.200	10/01/26	3,343,000	3,297,940
FNB Corp.	4.875	10/02/25	2,000,000	1,998,414
FNB Corp. (TSFR3M + 3.28161%) (d)(h)	7.597	12/06/28	3,000,000	2,959,339
FNB Corp. (5.722% to 12/11/29, then SOFRINDX + 1.930%) (l)	5.722	12/11/30	3,000,000	3,055,285
Ford Motor Credit Co. LLC	3.375	11/13/25	10,000,000	9,966,755
FPL Group, Inc. (TSFR3M + 2.32911%) (d)(m)	6.620	10/01/66	1,535,000	1,425,775
FS KKR Capital Corp.	3.250	07/15/27	2,500,000	2,406,980
Georgia-Pacific LLC	7.375	12/01/25	421,000	423,593
Global Payments Inc.	2.900	05/15/30	1,000,000	922,538
Global Payments Inc.	2.900	11/15/31	1,154,000	1,031,139
Globe Life Inc.	5.850	09/15/34	6,250,000	6,495,572
GLP Capital L.P. / GLP Financing II, Inc.	5.375	04/15/26	3,000,000	3,006,285
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	6.240	04/05/26	1,000,000	998,437
Great Ajax Operating Partnership L.P. (c)(h)	9.875	09/01/27	3,500,000	3,430,085
Hallmark Financial Services, Inc. (i)	6.250	08/15/29	13,000,000	2,704,000
Hasbro, Inc.	3.550	11/19/26	250,000	247,428
Hasbro, Inc.	6.050	05/14/34	7,600,000	7,907,387
HCA Inc.	5.250	06/15/26	2,000,000	2,003,419
HCA Inc.	7.500	11/06/33	4,273,000	4,888,225
Healthcare Realty Holdings LP	2.050	03/15/31	2,205,000	1,890,663
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,580,796
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,692,851
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,487,649
Horizon Bancorp, Inc. (TSFR3M + 5.490%) (d)	9.781	07/01/30	6,750,000	6,742,535
Host Hotels & Resorts LP	3.500	09/15/30	625,000	587,442
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	6,876,952
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,205,160
Humana Inc.	5.375	04/15/31	2,000,000	2,063,761
Humana Inc.	5.950	03/15/34	4,500,000	4,709,630
Humana Inc.	5.550	05/01/35	500,000	505,433
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,872,774
Huntsman Int'l. LLC	2.950	06/15/31	3,307,000	2,826,453
Huntsman Int'l. LLC	5.700	10/15/34	4,550,000	4,211,582
Hyatt Hotels Corp.	5.500	06/30/34	6,566,000	6,627,639
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,551,100
Illumina, Inc.	5.800	12/12/25	2,000,000	2,006,274
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (l)	7.250	04/01/35	5,000,000	5,124,882
Intel Corp.	4.000	12/15/32	2,000,000	1,879,815
Intel Corp.	5.150	02/21/34	1,000,000	997,909
Jabil Inc.	3.950	01/12/28	2,250,000	2,230,366
Jabil Inc.	3.600	01/15/30	500,000	480,245
Jackson Financial, Inc.	3.125	11/23/31	500,000	451,722
Jacobs Engineering Group Inc.	5.900	03/01/33	1,750,000	1,829,825
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,179,750
JM Smucker Co.	6.200	11/15/33	1,250,000	1,343,502
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(g)(m)	7.036	10/01/25	4,250,000	4,265,823
JPMorgan Chase & Co.	6.300	10/31/33	2,000,000	2,012,234
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,982,242
Kemper Corp.	3.800	02/23/32	3,750,000	3,430,543
KeyBank N.A.	4.900	08/08/32	7,000,000	6,861,983
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,396,414
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	4,750,000	4,903,820
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,257,417
Kraft Heinz Foods Co.	5.000	07/15/35	1,000,000	979,121
Lawrence Bancshares, Inc. (8.500% to 06/30/30, then (TSFR3M + 4.790%) (h)(l)	8.500	06/30/35	7,000,000	7,040,734
Lear Corp.	2.600	01/15/32	1,000,000	871,367
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	8,023,310
Leidos, Inc.	7.125	07/01/32	2,518,000	2,792,205
Liberty Property LP	3.250	10/01/26	5,000,000	4,942,422
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,000,000	1,693,004
Lincoln National Corp. (TSFR3M + 2.61911%) (d)(m)	6.804	05/17/66	28,628,000	24,623,056
Lincoln National Corp. (TSFR3M + 2.30161%) (d)(m)	6.627	04/20/67	24,884,000	20,922,732
LKQ Corp.	6.250	06/15/33	6,775,000	7,162,704
LPL Holdings, Inc.	5.650	03/15/35	2,750,000	2,779,252
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	1,001,137
Marex Group PLC	5.829	05/08/28	5,000,000	5,068,178
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,080,543
MasTec, Inc.	5.900	06/15/29	7,000,000	7,317,625
Mather Foundation	2.675	10/01/31	1,500,000	1,322,702
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	5,075,000
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	4.017	11/28/41	1,000,000	986,302
Meridian Corp. (TSFR3M + 3.950%) (d)	8.242	12/30/29	10,000,000	9,842,650
MetLife, Inc.	5.300	12/15/34	1,250,000	1,286,539
MGIC Investment Corp.	5.250	08/15/28	4,376,000	4,377,734
Midland States Bancorp, Inc. (TSFR3M + 3.610%, floor 0.000%) (d)	7.901	09/30/29	5,500,000	5,445,968
Minnwest Corp. (TSFR3M + 3.24161%) (d)(h)	7.559	07/15/28	6,000,000	5,859,478
Morgan Stanley (5.500% to 05/30/29, then 5.900%) (k)	5.500	05/30/30	2,890,000	2,890,920
MS Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	5,005,120
National Bank of Canada	5.000	04/09/29	3,000,000	2,999,923
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,302,429
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,878,267
Newport Realty Trust, Inc. (e)(f)(h)	15.000	12/01/25	8,995,177	8,905,225
Newport Realty Trust, Inc. (e)(f)	15.000	12/01/25	899,518	890,522
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	9.142	09/30/27	5,000,000	4,988,107
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,846,584
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (h)(l)	9.000	09/01/34	3,000,000	3,121,726
NRG Energy, Inc. (h)	2.000	12/02/25	900,000	892,902
OceanFirst Financial Corp. (TSFR3M + 5.095%, floor 0.000%) (d)	9.306	05/15/30	6,000,000	6,037,053
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,100,399
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,395,933
Omega Healthcare Investors, Inc.	3.250	04/15/33	3,000,000	2,610,293
Oracle Corp.	4.300	07/08/34	1,500,000	1,424,312
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,373,703
Orrstown Financial Services, Inc. (TSFR3M + 3.42161%) (d)	7.717	12/30/28	1,750,000	1,741,249
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(h)	9.947	03/31/30	4,250,000	4,250,170
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (l)	5.500	10/15/30	9,650,000	9,559,528
PCAP Holdings LP (e)(f)(h)(i)	6.500	07/15/28	10,000,000	9,352,400
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (l)	3.500	12/30/30	3,000,000	2,910,346
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(h)	9.073	02/15/29	3,000,000	2,890,096
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	5,001,389
Peoples Financial Services Corp. (7.750% to 06/15/30, then TSFR3M + 4.110%) (h)(l)	7.750	06/15/35	4,000,000	4,024,729
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,622,509
Physicians Realty Trust	2.625	11/01/31	1,000,000	890,628
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,484,502
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	7.355	09/15/29	5,000,000	4,961,401
Polaris Inc.	6.950	03/15/29	7,250,000	7,673,946
Post Brothers Holdings LLC (h)	9.000	08/18/27	5,000,000	4,827,901
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,414,634
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,338,067
Radian Group Inc.	6.200	05/15/29	6,749,000	7,065,803
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,456,237
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,560,053
Realty Income Corp.	5.050	01/13/26	703,000	703,060
Realty Income Corp.	1.800	03/15/33	1,000,000	820,159
Regal Rexnord Corp.	6.050	02/15/26	3,000,000	3,012,428
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)(m)	7.245	12/15/65	12,898,000	12,658,451
Sabra Health Care LP	3.200	12/01/31	3,050,000	2,754,736
Safehold GL Holdings LLC	5.650	01/15/35	5,000,000	5,050,984
SCRE Intermediate Holdco, LLC ( 6.750% to 02/15/26, 7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (h)(k)	6.750	02/15/30	8,000,000	7,712,131
Signature Bank New York (e)(f)	4.000	10/15/30	1,595,000	877,250
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	4,114,034
SmartFinancial, Inc. (7.250% to 09/30/30, then TSFR3M + 3.850%) (h)(l)	7.250	09/01/35	4,000,000	3,984,586
South State Bank (4.000% to 09/15/25, then TSFR3M + 3.885%) (l)	4.000	09/15/30	2,000,000	2,003,635
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	5,008,410
Southern Co.	5.150	10/06/25	171,000	171,078
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	8.522	01/31/27	2,000,000	1,969,648
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (l)	5.400	09/01/30	2,000,000	1,990,532
Southside Bancshares, Inc. (7.000% to 08/15/30, then TSFR3M + 3.570%) (l)	7.000	08/15/35	4,000,000	4,024,564
SouthState Corp. (TSFR3M + 5.617%) (d)	9.941	06/01/30	690,000	690,000
Spire Inc.	5.300	03/01/26	222,000	222,795
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	1,010,317
Store Capital LLC	4.500	03/15/28	2,500,000	2,485,382
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	500,000	524,540
Synchrony Financial	3.950	12/01/27	1,000,000	986,323
Sysco Corp.	6.000	01/17/34	500,000	538,440
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,000,000	1,037,440
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875	01/15/29	5,000,000	5,097,367
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,617,541
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(h)	8.130	06/15/29	4,000,000	3,990,721
Textron Inc.	6.100	11/15/33	2,350,000	2,515,564
The Bancorp, Inc.	7.375	09/01/30	5,000,000	5,161,227
The Conservation Fund	3.474	12/15/29	2,282,000	2,151,770
Time Warner Inc.	7.700	05/01/32	2,250,000	2,122,087
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	3,006,500
Toronto-Dominion Bank	5.250	04/16/30	3,000,000	3,000,660
Toronto-Dominion Bank	5.000	07/11/30	4,000,000	4,005,614
Toyota Motor Credit Corp.	5.250	03/05/29	2,241,000	2,255,149
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)(m)	6.683	05/15/67	18,223,000	16,733,265
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,895,000
Truist Bank	2.250	03/11/30	1,000,000	910,938
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (g)(l)(m)	6.669	03/01/26	10,552,000	10,550,123
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,604,352
UDR, Inc.	3.100	11/01/34	2,192,000	1,868,599
UnitedHealth Group Inc.	4.625	07/15/35	500,000	485,389
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,923,177
Unum Group	3.875	11/05/25	830,000	828,152
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	8.211	09/01/28	6,000,000	5,874,013
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,292,985
Ventas Realty, LP	5.000	01/15/35	2,000,000	1,976,642
VeriSign, Inc.	2.700	06/15/31	1,000,000	900,978
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,612,499
Voya Financial, Inc.	5.000	09/20/34	6,000,000	5,908,585
Wachovia Bank (TSFR3M + 0.06161%) (d)	4.284	11/27/40	1,214,000	1,212,053
Wachovia Corp.	5.500	08/01/35	1,000,000	1,020,532
Walt Disney Co.	3.150	09/17/25	1,021,000	1,020,449
Warnermedia Holdings, Inc.	4.279	03/15/32	3,458,000	2,984,254
Washington Gas Light Co.	6.400	07/22/27	850,000	876,025
Waypoint Residential LLC (e)	0.000	12/31/29	4,496,594	1,843,604
Waypoint Residential LLC (e)	0.000	12/31/31	5,403,406	1,080,681
Webster Financial Corp. (TSFR3M + 2.530%) (d)	6.822	12/30/29	9,700,000	9,603,808
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,257,819
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,880,585
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,266,827
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,201,476
Zions Bancorp	3.250	10/29/29	9,092,000	8,435,710

Residential Mortgage-Backed Securities - 0.0%^				97,664
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	102,018	97,664

Taxable Municipal Bonds - 0.0%^				576,987
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	351,692
Summit County OH Development Finance Authority	6.250	05/15/26	225,000	225,295

U.S. Government & Agency Securities - 1.9%				34,121,991
Federal Home Loan Banks	5.000	11/12/31	4,130,000	4,126,864
Federal Home Loan Banks	5.250	08/13/35	5,000,000	4,984,326
U.S. Treasury Bonds	5.000	09/30/25	5,000,000	5,002,051
U.S. Treasury Bonds	4.500	11/15/25	20,000,000	20,008,750

U.S. Government Agency Mortgage-Backed Securities - 1.9%				34,553,860
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,151,515	307,459
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	1,963,892	1,729,732
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,727,262	1,348,271
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,357,625	1,043,582
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.140	10/15/42	4,310,747	288,011
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,851	362,292
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,323,179	1,741,702
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	555,532	303,409
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,449,118	711,450
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,474,819	1,836,218
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,612,758	2,973,547
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	1.595	03/20/48	3,377,011	344,169
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,027,350	414,315
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,660,600	693,222
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	292,513
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,693,115	1,810,208
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,249,479	606,098
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,485,348	2,936,372
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,126,511	4,170,162
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,355,846	1,910,420
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,267,871	1,415,940
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	742,906	371,471
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,499,735	2,225,054
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,196,811	1,942,920
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,003,391	2,294,711
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	480,612

SHORT-TERM INVESTMENTS - 11.6%				206,518,068
(COST $206,491,489)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	4.214		100,000	100,000

U.S. Government & Agency Securities - 11.6%				206,418,068
U.S. Treasury Bills (b)	4.272	09/04/25	8,000,000	7,997,203
U.S. Treasury Bills (b)	4.285	09/11/25	15,000,000	14,982,867
U.S. Treasury Bills (b)	4.239	09/30/25	10,000,000	9,966,079
U.S. Treasury Bills (b)	4.260	10/07/25	20,000,000	19,916,070
U.S. Treasury Bills (b)	4.257	10/16/25	20,000,000	19,895,062
U.S. Treasury Bills (b)	4.263	10/21/25	20,000,000	19,884,236
U.S. Treasury Bills (b)	4.237	11/04/25	20,000,000	19,857,550
U.S. Treasury Bills (b)	4.268	11/25/25	20,000,000	19,812,120
U.S. Treasury Bills (b)	4.266	12/02/25	20,000,000	19,797,019
U.S. Treasury Bills (b)	4.085	12/09/25	10,000,000	9,890,635
U.S. Treasury Bills (b)	4.220	12/18/25	20,000,000	19,761,628
U.S. Treasury Bills (b)	4.193	01/02/26	20,000,000	19,730,956
U.S. Treasury Bills (b)	4.211	01/15/26	5,000,000	4,926,643

TOTAL INVESTMENTS - 97.4% (COST $1,880,378,583)				1,734,394,164

NET OTHER ASSETS AND LIABILITIES - 2.6%				46,001,329

NET ASSETS - 100.0%				$1,780,395,493

a)	Rate shown represents the 7-day yield at August 31, 2025.
b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2025.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
August 31, 2025.  For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a  reference rate and spread in their description above.

e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Perpetual maturity. Date shown represents next contractual call date.
h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At August 31, 2025, the aggregate value of these securities was $404,982,510, representing 22.75% of net assets.

i)	Illiquid security at August 31, 2025. At August 31, 2025, the aggregate value of these securities was $43,584,869, representing 2.45% of net assets.
j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At August 31, 2025, the aggregate value of these securities was $440,000, representing 0.03% of net assets.

k)
Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2025.

l)
Variable rate security. Interest rates reset periodically. Fixed-to-floating securities reflect their current fixed interest rate, predetermined floating interest rate effective date and the future published reference rate and spread.

m)	Hybrid security. Security has characteristics of both a debt and equity security.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRINDX	U.S. Secured Overnight Financing Rate Compound Index
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CDFI	Community Development Financial Institution
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ -	$ 162,814,550	$ -	$ 162,814,550
Commercial mortgage-backed securities	–	191,078,916	–	191,078,916
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	1,104,192,128	340,000	1,104,532,128
Residential mortgage-backed securities	–	97,664	–	97,664
Taxable municipal bonds	–	576,987	–	576,987
U.S. government & agency securities	–	34,121,991	–	34,121,991
U.S. government agency mortgage-backed securities	–	34,553,860	–	34,553,860
Total bonds	–	1,527,436,096	440,000	1,527,876,096
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	206,418,068	–	206,418,068
Total short-term investments	100,000	206,418,068	–	206,518,068
Total investments	$ 100,000	$ 1,733,854,164	$ 440,000	$1,734,394,164

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of August 31, 2025 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2024	$ 100,000	$ 340,000	$ 440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)	-	-	-
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of August 31, 2025	$ 100,000	$ 340,000	$ 440,000

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.